--------------------------------------------------------------------------------
Alliance
Capital
Reserves
--------------------------------------------------------------------------------

                            AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 1998
(unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 1998 (unaudited)                          Alliance Capital Reserves
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                    Value
--------------------------------------------------------------------------------
            COMMERCIAL PAPER-41.2%
            Abbey National
            Treasury Services
$   45,000  3/22/99 ................       4.80%          $   44,520,000
     8,000  2/16/99 ................       4.95                7,949,400
            Allianz of America
            Finance Corp.
    13,000  3/19/99 (b).............       5.12               12,857,636
            Associates Corp. of
            North America
    40,000  2/11/99 ................       5.03               39,770,856
    30,000  3/25/99 ................       5.13               29,645,175
   100,000  3/26/99 ................       5.13               98,803,000
            BAA Plc
    25,856  3/10/99 ................       5.07               25,608,386
    25,000  2/09/99 ................       525               24,857,812
            Banco de Santander
    50,000  2/12/99 ................       5.16               49,699,000
            Bank of America Corp.
    75,000  6/08/99 ................       4.88               73,393,667
   120,000  5/11/99 ................       4.93              117,863,666
            Bank of America F.S.B.
   125,000  5/14/99 ................       4.92              122,727,917
   100,000  5/17/99 ................       4.92               98,141,333
            Bankers Trust Alex
            Brown, Inc.
   100,000  2/16/99 FRN (c).........       5.28              100,000,000
            Banque Caisse
            d'Epargne L'Etat
    55,000  3/22/99 ................       5.04               54,384,000
    43,000  3/25/99 ................       5.07               42,497,366
            Bil North America, Inc.
    25,000  3/15/99 ................       5.05               24,743,993
            Caisse des Depots et
            Consignations
    67,000  1/04/99 ................       5.12               66,971,413
            Cregem North
            America, Inc.
    80,000  3/23/99 ................       5.05               79,091,000
    67,600  3/25/99 ................       5.06               66,811,371
            Delaware Funding Corp.
    17,754  2/16/99 (b).............       5.27               17,634,447
            Den Danske Corp.
    43,000  3/29/99 ................       5.11               42,469,505
   120,000  2/10/99 ................       5.17              119,310,667
            Diageo Capital Plc
   115,000  3/15/99 ................       5.06              113,820,036
    50,000  3/22/99 ................       5.08               49,435,556
            Equilon Enterprise LLC
    25,000  3/24/99 ................       5.09               24,710,153
    60,000  3/05/99 ................       5.12               59,462,400
            Ford Motor Credit Corp.
   190,000  6/09/99 ................       4.86              185,921,650
            General Electric
            Capital Corp.
   100,000  2/19/99 ................       5.14               99,300,389
    70,000  2/22/99 ................       5.43               69,450,967
            General Electric
            Capital Services
    71,000  4/30/99 ................       5.06               69,812,446
   100,000  3/05/99 ................       5.19               99,091,750
    10,000  3/05/99 ................       5.20                9,909,000
    75,000  3/04/99 ................       5.23               74,324,458
            General Electric
            Financial Assurance
    25,000  2/19/99 ................       5.15               24,824,757
            Government
            Development Bank of
            Puerto Rico
    30,664  2/23/99 ................       5.24               30,427,444
            Grand Funding Corp.
    51,267  3/19/99 (b).............       5.15               50,702,280
            Henkel Corp.
    14,000  2/24/99 ................       4.90               13,897,100
            ING America Insurance
            Holdings, Inc.
    50,000  6/28/99 ................       4.93               48,781,195
    40,000  3/12/99 ................       5.10               39,603,333
    20,000  3/26/99 ................       5.15               19,759,667
    10,000  3/29/99 ................       5.17                9,875,058
            International
            Securitization Corp.
    34,000  3/17/99 (b).............       5.15               33,635,208
            Lloyds Bank
    80,000  6/03/99 ................       4.84               78,354,400
            Marsh & McClennan, Inc.
    20,000  2/26/99 ................       5.28               19,835,733
    33,000  1/19/99 ................       5.32               32,912,220
            Morgan Stanley
            Group, Inc.
    60,000  3/24/99 ................       5.20               59,289,333
   214,000  2/26/99 ................       5.28              212,242,347
            Norwest Corp.
    85,000  2/05/99 ................       4.95               84,590,937
            Republic New York Corp.
    78,000  3/15/99 ................       5.05               77,201,258
            Salomon Smith Barney
    75,000  3/11/99 ................       5.05               74,274,063
   100,000  3/05/99 ................       5.15               99,098,750
   100,000  3/08/99 ................       5.15               99,055,833

STATEMENT OF NET ASSETS (continued)                    Alliance Capital Reserves
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                    Value
--------------------------------------------------------------------------------
            Scotia Bank
$   30,000  2/18/99 ................       5.25%          $   29,790,000
            Sheffield Receivables
            Corp.
    30,000  3/15/99 (b).............       5.15               29,686,708
            UBS Finance Delaware,
            Inc.
   275,000  6/10/99 ................       4.85              269,067,333
            Vattenfall Treasury, Inc.
    15,000  1/08/99 ................       5.05               14,985,271
            Wells Fargo & Co.
    36,000  3/26/99 ................       5.05               35,575,800
    43,000  4/15/99 ................       5.05               42,372,678
    60,000  3/12/99 ................       5.11               59,403,833
            Westpac Capital Corp.
    60,000  4/22/99 ................       4.98               59,078,700
            Windmill Funding Corp.
    23,000  2/25/99 (b).............       5.23               22,816,224
                                                          --------------
            Total Commercial Paper
            (amortized cost
            $3,886,127,878).........                       3,886,127,878
                                                          --------------
            CERTIFICATES OF DEPOSIT-18.2%
            Bank of Nova Scotia
    24,500  5.71%, 3/31/99 .........       4.92               24,536,968
            Bank of Scotland
    10,000  5.16%, 4/09/99 .........       5.14               10,000,279
            Canadian Imperial
            Bank of Commerce
   142,000  4.87%, 4/15/99 .........       4.87              142,000,000
   150,000  4.96%, 3/15/99 .........       4.96              150,000,000
    90,000  5.25%, 1/04/99 .........       5.25               90,000,000
            Chase Manhattan Bank
    90,000  4.90%, 3/15/99 .........       4.90               90,000,000
            Deutsche Bank
    87,000  5.41%, 8/16/99 FRN......       5.48               86,964,011
    42,000  5.67%, 2/26/99 .........       6.02               41,998,091
    40,000  5.70%, 3/05/99 .........       5.74               39,997,099
            Dresdner Bank
    90,000  5.51%, 1/15/99 .........       5.67               89,993,654
            National Westminster
            Bank
   135,000  5.65%, 3/03/99 .........       5.70              134,988,991
            Nordeutsche
            Landesbank
   175,000  5.66%, 7/27/99 .........       5.71              174,954,444
    65,000  5.72%, 4/16/99 .........       5.77               64,991,045
            Rabo Bank
   122,000  5.65%, 7/26/99 .........       5.70              121,967,011
            Royal Bank of Canada
    15,000  5.53%, 2/04/99 .........       5.04               15,004,092
    20,000  5.53%, 2/12/99 .........       5.70               19,993,956
    25,000  5.55%, 2/11/99 .........       5.70               24,993,138
            Swiss Bank
    71,000  5.66%, 3/04/99 .........       5.71               70,995,376
            Toronto Dominion Bank
   175,000  4.81%, 8/09/99 FRN......       4.87              174,938,211
    25,000  5.71%, 6/23/99 .........       5.02               25,067,139
            Wachovia Bank
    50,000  5.18%, 3/05/99 .........       5.18               50,000,000
            Westdeutsche
            Landesbank
    70,000  5.32%, 2/16/99 .........       5.32               70,000,000
                                                          --------------
            Total Certificates of
            Deposit
            (amortized cost
            $1,713,383,505).........                       1,713,383,505
                                                          --------------
            BANK OBLIGATIONS-13.9%
            Abbey National
   250,000  5.42%, 2/17/99 FRN......       5.48              249,981,377
   140,000  4.87%, 7/15/99 FRN......       4.94              139,952,551
            Bayerische Landesbank
   150,000  5.49%, 2/25/99 FRN......       5.57              149,982,693
            CS First Boston, Inc.
    65,000  5.28%, 3/24/99 (b)......       5.28               65,000,000
            First Union Bank of
            North Carolina
    20,000  5.63%, 2/10/99 .........       4.98               20,012,523
   200,000  5.19%, 3/29/99 .........       5.19              200,000,000
            Lasalle National Bank
    60,000  5.70%, 3/10/99 .........       5.70               60,000,000
    50,000  5.19%, 3/15/99 .........       5.19               50,000,000
    43,000  5.65%, 3/24/99 .........       5.65               43,000,000
    45,000  4.90%, 3/17/99 .........       4.90               45,000,000
    15,000  5.19%, 3/15/99 .........       5.19               15,000,000
    40,000  5.11%, 3/15/99 .........       5.11               40,000,000
            Royal Bank of Canada
   195,000  5.19%, 8/25/99 FRN......       5.27              194,901,404
            SMM Trust
    40,000  5.62%, 5/28/99 FRN (b)..       5.62               40,000,000
                                                          --------------
            Total Bank Obligations
            (amortized cost
            $1,312,830,548).........                       1,312,830,548
                                                          --------------
            CORPORATE OBLIGATIONS-13.4%
            American General
            Annuity Insurance Co.
            Funding Agreement
    20,000  5.57%, 9/01/99 (c)......       5.57               20,000,000

                                                       Alliance Capital Reserves
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                    Value
--------------------------------------------------------------------------------
            General American
            Funding Corp.
$  405,000  5.24%, 7/09/99 FRN.......      5.24%          $  405,000,000
            Merrill Lynch & Co., Inc.
   135,000  4.87%, 1/20/99 FRN.......      4.87              135,000,000
    65,000  5.49%, 2/16/99 FRN.......      5.49               65,000,000
   100,000  5.50%, 6/01/99 FRN.......      5.50              100,000,000
    57,000  5.28%, 9/30/99 ..........      5.28               57,000,000
            Prudential of America
            Insurance Co. Funding
            Agreement
    69,000  5.57%, 11/30/00 FRN......      5.57               69,000,000
            Security Benefit Life
            Insurance Co. Funding
            Agreement
    30,000  5.41%, 10/14/99 FRN (c)..      5.41               30,000,000
            Security Life of Denver
            Funding Agreement
    50,000  5.24%, 10/25/99 FRN (c)..      5.24               50,000,000
            Sigma Finance
   150,000  5.22%, 9/15/99 FRN (b)...      5.22              150,000,000
   128,000  5.57%, 9/15/99 FRN (b)...      5.57              128,000,000
            Travelers Life
            Funding Agreement
    10,000  5.59%, 10/21/99 FRN (c)..      5.59               10,000,000
    50,000  5.64%, 11/03/99 FRN (c)..      5.64               50,000,000
                                                          --------------
            Total Corporate Obligations
            (amortized cost
            $1,269,000,000)..........                      1,269,000,000
                                                          --------------
            U.S. GOVERNMENT &
            AGENCY OBLIGATIONS-7.4%
            Aid Housing Guaranty
            Project Portugal
    11,250  5.34%, 12/01/16 FRN......      5.34               11,250,000
            Federal Home Loan Bank
   118,000  5.00%, 10/27/99 .........      5.00              118,000,000
            Federal National
            Mortgage Assn.
   135,000  4.98%, 5/21/99 FRN.......      5.06              134,959,818
            Student Loan
            Marketing Assn.
   159,000  5.39%, 11/09/99 .........      5.45              158,919,812
    72,000  5.31%, 11/24/99 .........      5.34               71,980,649
   200,000  5.34%, 2/04/00 ..........      5.36              199,957,214
                                                          --------------
            Total U.S. Government &
            Agency Obligations
            (amortized cost
            $695,067,493)............                        695,067,493
                                                          --------------
            PROMISSORY NOTES-4.2%
            Goldman Sachs Group LP
   170,000  5.23%, 5/24/99 (b).......      5.23              170,000,000
   170,000  5.31%, 4/12/99 (b).......      5.31              170,000,000
    60,000  5.36%, 2/03/99 (b).......      5.36               60,000,000
                                                          --------------
            Total Promissory Notes
            (amortized cost
            $400,000,000)............                        400,000,000
                                                          --------------
            TIME DEPOSIT-1.1%
            Westdeutsche
            Landesbank
   108,000  4.75%, 1/04/99 ..........      4.75              108,000,000
                                                          --------------
            TOTAL INVESTMENTS-99.4%
            (amortized cost
            $9,384,409,424)..........                      9,384,409,424
            Other assets less
            liabilities-0.6%.........                         54,932,485
                                                          --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            9,440,061,912 shares
            outstanding).............                     $9,439,341,909
                                                          ==============

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, these securities amounted to $950,332,503, representing 10.07% of net assets.

(c) Funding Agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $260,000,000, representing 2.8% of net assets (see Note A).

    Glossary:

    FRN Floating Rate Note

    See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1998 (unaudited)         Alliance Capital Reserves
================================================================================

INVESTMENT INCOME
   Interest ..................................................                       $ 242,385,763

EXPENSES
   Advisory fee (Note B) .....................................    $  20,360,009
   Distribution assistance and administrative service
     (Note C) ................................................       17,654,210
   Transfer agency (Note B) ..................................        4,768,105
   Printing ..................................................          355,226
   Custodian fees ............................................          341,234
   Registration fees .........................................          301,482
   Audit and legal fees ......................................           53,955
   Trustees' fees ............................................            8,648
   Miscellaneous .............................................           21,523
                                                                  -------------
   Total expenses ............................................                          43,864,392
                                                                                     -------------
   Net investment income .....................................                         198,521,371

REALIZED LOSS ON INVESTMENTS
   Net realized loss on investment transactions ..............                              (1,866)
                                                                                     -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                       $ 198,519,505
                                                                                     =============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                Six Months Ended
                                                                December 31, 1998    Year Ended
                                                                   (unaudited)      June 30, 1998
                                                                ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income .....................................  $   198,521,371    $   316,730,840
   Net realized loss on investment transactions ..............           (1,866)           (10,016)
                                                                ---------------    ---------------
   Net increase in net assets from operations ................      198,519,505        316,720,824

DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income .....................................     (198,521,371)      (316,730,840)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) .....................................    1,424,776,783      2,281,771,645
                                                                ---------------    ---------------
   Total increase ............................................    1,424,774,917      2,281,761,629

NET ASSETS
   Beginning of year .........................................    8,014,566,992      5,732,805,363
                                                                ---------------    ---------------
   End of period .............................................  $ 9,439,341,909    $ 8,014,566,992
                                                                ===============    ===============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1998 (unaudited)                          Alliance Capital Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the "Portfolio") and Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management LP., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1998.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $2,008,775 for the six months ended December 31, 1998.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1998, the distribution fee amounted to $11,045,058. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping,

NOTES TO FINANCIAL STATEMENTS (continued)              Alliance Capital Reserves
================================================================================

and legal and compliance support. For the six months ended December 31, 1998, such payments by the Portfolio amounted to $6,609,152, of which $89,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998, the Portfolio had a capital loss carryforward of $718,137, of which $85,995 expires in 2001, $49,939 expires in 2002, $464,313 expires in 2003, $106,987 expires in
2004, $887 expires in 2005 and $10,016 expires in the year 2006.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 1998, capital paid-in aggregated $9,440,061,912. Transactions, all at $1.00 per share, were as follows:

                                                                          Six Months Ended     Year Ended
                                                                          December 31, 1998     June 30,
                                                                             (unaudited)          1998
                                                                          ---------------    ---------------
Shares sold ...........................................................     6,666,230,755     24,542,949,413
Shares issued on reinvestments of dividends ...........................       198,521,371        316,730,840
Shares redeemed .......................................................    (5,439,975,343)   (22,577,908,608)
                                                                          ---------------    ---------------
Net increase ..........................................................     1,424,776,783      2,281,771,645
                                                                          ===============    ===============

FINANCIAL HIGHLIGHTS                                   Alliance Capital Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            Six Months
                                               Ended
                                            December 31,                       Year Ended June 30,
                                                1998        -------------------------------------------------------------
                                            (unaudited)        1998        1997        1996         1995          1994
                                            -----------     ----------  ----------  ----------   ----------    ----------
Net asset value, beginning of year ....        $ 1.00         $ 1.00      $ 1.00      $ 1.00       $ 1.00        $ 1.00
                                               ------         ------      ------      ------       ------        ------
Income from Investment Operations
Net investment income ............         .0227          .0471       .0452       .0471        .0447(b)      .0255(b)
                                               ------         ------      ------      ------       ------        ------
Less: Dividends
Dividends from net investment income ..        (.0227)        (.0471)     (.0452)     (.0471)      (.0447)       (.0255)
                                               ------         ------      ------      ------       ------        ------
Net asset value, end of period ........        $ 1.00         $ 1.00      $ 1.00      $ 1.00       $ 1.00        $ 1.00
                                               ======         ======      ======      ======       ======        ======
Total Return
Total investment return based on net
   asset value (a) ....................          4.55%(c)       4.83%       4.63%       4.82%      4.57 %          2.58%

Ratios/Supplemental Data
Net assets, end of period
   (in millions) ......................        $9,439         $8,015      $5,733      $4,804       $3,024        $2,417
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ...................           .99%(c)       1.00%       1.00%       1.00%        1.00%         1.00%
   Expenses, before waivers and
     reimbursements ...................           .99%(c)       1.00%       1.00%       1.00%        1.03%         1.03%
   Net investment income ..............          4.49%(c)       4.71%       4.53%       4.69%        4.51%(b)      2.57%(b)

--------------------------------------------------------------------------------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b) Net of expenses reimbursed or waived by the Advisor.

(c) Annualized.

                                                              -----------------
                                                                  BULK RATE
Alliance Capital Reserves                                       U.S. POSTAGE
1345 Avenue of the Americas, New York, NY 10105                      PAID
Toll free 1 (800) 221-5672                                      New York, NY
                                                               Permit No. 7131
                                                              -----------------

Yields. For current recorded yield information on Alliance Capital Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |#| |3| |9| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
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AllianceCapital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

CAPSR